The George Putnam Fund of Boston
One Post Office Square
Boston, MA 02109
                                        June 21, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: The George Putnam Fund of Boston (the "Fund") (Registration No.
    333-87046)
    Registration Statement of the Fund on Form N-14
    Investment Company Act Registration No. 811-0058

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(b) upon the effectiveness of the Fund's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement, which is the most recent amendment to such Registration Statement and was filed electronically on June 17, 2002.

Comments or questions concerning this certificate may be directed to Peter D. Stahl of Ropes & Gray at (617) 951-7074.

                                        Very truly yours,

                                        THE GEORGE PUTNAM FUND OF BOSTON

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc: Kathleen Moynihan, Esquire
    Brian D. McCabe, Esquire, Ropes & Gray